Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	February 2022
Payment Date	3/15/2022
Transaction Month	2
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,146,189,073.03	34,997	56.9 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$182,190,000.00	0.23886%	February 15, 2023
Class A-2 Notes	$361,420,000.00	0.73%	September 15, 2024
Class A-3 Notes	$361,420,000.00	1.29%	June 15, 2026
Class A-4 Notes	$95,040,000.00	1.56%	May 15, 2027
Class B Notes	$31,560,000.00	1.91%	July 15, 2027
Class C Notes	$21,020,000.00	2.14%	July 15, 2029

Total	$1,052,650,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,340,201.87

Principal:
Principal Collections	$22,648,235.23
Prepayments in Full	$13,603,838.19
Liquidation Proceeds	$0.00
Recoveries	$0.00
Sub Total	$36,252,073.42
Collections	$38,592,275.29

Purchase Amounts:
Purchase Amounts Related to Principal	$73,843.39
Purchase Amounts Related to Interest	$198.83
Sub Total	$74,042.22

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$38,666,317.51

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	February 2022
Payment Date	3/15/2022
Transaction Month	2
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$38,666,317.51
Servicing Fee	$924,697.09	$924,697.09	$0.00	$0.00	$37,741,620.42
Interest - Class A-1 Notes	$26,878.89	$26,878.89	$0.00	$0.00	$37,714,741.53
Interest - Class A-2 Notes	$219,863.83	$219,863.83	$0.00	$0.00	$37,494,877.70
Interest - Class A-3 Notes	$388,526.50	$388,526.50	$0.00	$0.00	$37,106,351.20
Interest - Class A-4 Notes	$123,552.00	$123,552.00	$0.00	$0.00	$36,982,799.20
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$36,982,799.20
Interest - Class B Notes	$50,233.00	$50,233.00	$0.00	$0.00	$36,932,566.20
Second Priority Principal Payment	$8,081,511.67	$8,081,511.67	$0.00	$0.00	$28,851,054.53
Interest - Class C Notes	$37,485.67	$37,485.67	$0.00	$0.00	$28,813,568.86
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$28,813,568.86
Regular Principal Payment	$136,599,779.94	$28,813,568.86	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00

Total		$38,666,317.51

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$8,081,511.67
Regular Principal Payment					$28,813,568.86
Total					$36,895,080.53
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$36,895,080.53	$202.51	$26,878.89	$0.15	$36,921,959.42	$202.66
Class A-2 Notes	$0.00	$0.00	$219,863.83	$0.61	$219,863.83	$0.61
Class A-3 Notes	$0.00	$0.00	$388,526.50	$1.08	$388,526.50	$1.08
Class A-4 Notes	$0.00	$0.00	$123,552.00	$1.30	$123,552.00	$1.30
Class B Notes	$0.00	$0.00	$50,233.00	$1.59	$50,233.00	$1.59
Class C Notes	$0.00	$0.00	$37,485.67	$1.78	$37,485.67	$1.78
Total	$36,895,080.53	$35.05	$846,539.89	$0.80	$37,741,620.42	$35.85

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	February 2022
Payment Date	3/15/2022
Transaction Month	2

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$144,681,291.61	0.7941231	$107,786,211.08	0.5916143
Class A-2 Notes	$361,420,000.00	1.0000000	$361,420,000.00	1.0000000
Class A-3 Notes	$361,420,000.00	1.0000000	$361,420,000.00	1.0000000
Class A-4 Notes	$95,040,000.00	1.0000000	$95,040,000.00	1.0000000
Class B Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Class C Notes	$21,020,000.00	1.0000000	$21,020,000.00	1.0000000
Total	$1,015,141,291.61	0.9643674	$978,246,211.08	0.9293176

Pool Information
Weighted Average APR	2.593%	2.585%
Weighted Average Remaining Term	56.09	55.26
Number of Receivables Outstanding	34,471	33,818
Pool Balance	$1,109,636,512.48	$1,073,309,581.05
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,019,265,332.70	$986,039,779.94
Pool Factor	0.9681095	0.9364158

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,648.59
Yield Supplement Overcollateralization Amount	$87,269,801.11
Targeted Overcollateralization Amount	$121,790,984.97
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$95,063,369.97

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,648.59
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,648.59
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,648.59

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	February 2022
Payment Date	3/15/2022
Transaction Month	2
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		31	$1,014.62
(Recoveries)		0	$0.00
Net Loss for Current Collection Period			$1,014.62
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0011%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			N/A
Second Prior Collection Period			N/A
Prior Collection Period			0.0001%
Current Collection Period			0.0011%
Four Month Average (Current and Prior Three Collection Periods)			N/A

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		51	$1,073.25
(Cumulative Recoveries)			$0.00
Cumulative Net Loss for All Collection Periods			$1,073.25
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0001%

Average Realized Loss for Receivables that have experienced a Realized Loss			$21.04
Average Net Loss for Receivables that have experienced a Realized Loss			$21.04

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.37%	116	$3,945,243.59
61-90 Days Delinquent	0.03%	8	$280,411.81
91-120 Days Delinquent	0.00%	0	$0.00
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.39%	124	$4,225,655.40

Repossession Inventory:
Repossessed in the Current Collection Period		5	$277,907.25
Total Repossessed Inventory		5	$277,907.25

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			N/A
Prior Collection Period			0.0000%
Current Collection Period			0.0237%
Three Month Average			N/A

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0261%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	February 2022
Payment Date	3/15/2022
Transaction Month	2

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	65	$2,447,262.54
2 Months Extended	71	$2,736,790.15
3+ Months Extended	4	$106,292.15

Total Receivables Extended	140	$5,290,344.84
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 4, 2022

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger /s/ Ryan M. Hershberger
Assistant Treasurer